SCHEDULE OF DISAGGREGATED BY TIMING OF REVENUE RECOGNITION (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 39,962,062	$ 31,014,352	$ 45,804,377	$ 20,440,683	$ 3,615,137
Performance obligations satisfied over time [member]
IfrsStatementLineItems [Line Items]
Revenue	15,188,233	17,142,808	20,499,958	8,981,319	2,404,433
Performance obligations satisfied at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 24,773,829	$ 13,871,544	$ 25,304,419	$ 11,459,364	$ 1,210,704